DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2012
Dividend [Abstract]
Schedule of Dividends Payable [Table Text Block]
On December 6, 2012,   the Company's Board of Directors has declared cash dividend on its Common Stock, payable in the amount of $0.01 for every one share issued and outstanding as of December 26, 2012, with a distribution date of January 15, 2013.

	2012	2011
Cash dividend
95,130,730 (2011: 51,950,974) outstanding shares of $0.01	$951,307	$519,509
Deferred dividend
91,931,287 outstanding shares of $0.01 (2011: 0)	3,125,661	-
	$4,076,968	$519,509